Impairment Testing of Goodwill and Non-Current Assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Impairment of tangible assets		€ 376
Impairment of inventories	€ (93)	€ 1,043
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	19.86%	18.36%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Revised pre tax discount rate applied to cash flow projections	21.86%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Reduction in gross margin to allow present value of net assets to be recovered	1.00%
Cash flow projections covering period	five-year
ARES [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	19.21%	18.90%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Revised pre tax discount rate applied to cash flow projections	21.21%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Impairment loss	€ 2,000
Reduction in growth rate used to extrapolate cash flow projections	1.00%
Cash flow projections covering period	five-year
ARES [Member] | Growth rates used to extrapolate cash flows beyond forecast period [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss	€ 500
Coil [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	19.09%	18.00%
Growth rate used to extrapolate cash flow projections	2.15%
Revised pre tax discount rate applied to cash flow projections	21.09%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Impairment loss	€ 1,500
Reduction in growth rate used to extrapolate cash flow projections	1.00%
Cash flow projections covering period	five-year
ABL [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	20.50%	18.66%
Impairment of intangible assets		€ 14,613
Impairment of tangible assets		376
Impairment of inventories	€ 950	€ 1,043
Expected growth rate in gross margin	42.00%	50.00%
Cash flow projections covering period	seven-year
Wallbox Europe CGU [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	18.40%	18.12%
Impairment of intangible assets	€ 26,755	€ 9,077
Expected growth rate in gross margin	45.00%	45.00%
Cash flow projections covering period	nine-year
Wallbox North America CGU [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	18.30%	17.60%
Growth rate used to extrapolate cash flow projections	2.15%
Expected growth rate in gross margin	40.50%
Cash flow projections covering period	16-year